RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

The Company’s related parties consist of the Company’s Directors and Officers, and any companies associated with them.

Key management includes the Directors, Officers and Vice Presidents of the Company. The compensation paid or payable to key management for services during the years ended December 31, 2020 and 2019 is as follows:

Service or Item	Year ended December 31,
	2020	2019
Directors’ fees	$288	$277
Salaries and bonuses	1,659	1,188
Share-based payments (non-cash)	990	1,601
Total	$2,937	$3,066